General and Administrative Expenses	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
General and Administrative Expenses	General and Administrative Expenses

		Years ended December 31,
	Notes	2025	2024
Salaries		$24.3	$24.8
Restructuring costs		2.7	5.4
Directors' fees and expenses		0.7	1.0
Professional and consulting fees		13.3	6.0
Software and Technology costs		7.1	2.6
Other administration costs		3.1	4.1
Share-based compensation		6.8	5.0
(Gain) loss on cash flow hedges		0.4	—
		$58.4	$48.9